UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Schedule of Investments February 28, 2014 (Unaudited)

Tortoise MLP & Pipeline Fund

Description	Shares	Fair Value
Common Stock - 75.3%1
Canadian Crude/Refined Products Pipelines - 9.4%1
Enbridge, Inc.	1,702,942	$72,017,417
Pembina Pipeline Corp.	1,471,100	53,022,308
		125,039,725
Canadian Natural Gas Pipelines - 5.4%1
Keyera Corp.	324,700	19,585,219
TransCanada Corp.	1,193,543	52,551,698
		72,136,917
United States Crude/Refined Products Pipelines - 7.3%1
Plains GP Holdings LP	1,974,309	55,280,652
SemGroup Corp.	616,200	41,482,584
		96,763,236
United States Local Distribution Pipelines - 9.9%1
CenterPoint Energy, Inc.	2,498,500	59,089,525
NiSource Inc.	2,063,300	71,844,106
		130,933,631
United States Natural Gas Gathering Pipelines - 3.0%1
Crosstex Energy, Inc.	327,036	13,614,509
Targa Resources Corp.	273,800	26,492,888
		40,107,397

United States Natural Gas Pipelines - 38.4%1
EQT Corp.	1,013,300	103,650,457
Kinder Morgan, Inc.	1,018,500	32,439,225
National Fuel Gas Co.	523,617	39,334,109
ONEOK, Inc.	1,672,854	98,932,586
Spectra Energy Corp.	3,348,535	124,833,385
Williams Companies, Inc.	2,687,694	111,001,762
		510,191,524
United States Other Energy Infrastructure - 1.9%1
NRG Yield, Inc.	304,471	11,624,703
Sempra Energy	146,150	13,806,790
		25,431,493

Total Common Stock
(Cost $852,483,621)		1,000,603,923

Master Limited Partnerships - 23.2%1
United States Crude/Refined Products Pipelines - 11.7%1
Buckeye Partners, L.P.	165,540	12,122,494
Genesis Energy, L.P.	187,805	10,329,275
Magellan Midstream Partners, L.P.	486,499	32,921,387
MPLX LP	203,560	9,935,764
Oiltanking Partners LP	97,309	6,734,756
Phillips 66 Partners LP	176,444	8,084,664
Plains All American Pipeline, L.P.	658,850	35,689,905
Sunoco Logistics Partners L.P.	280,400	23,200,296
Tesoro Logistics LP	216,735	13,047,447
Valero Energy Partners LP	95,300	3,525,147
		155,591,135
United States Natural Gas Gathering Pipelines - 5.2%1
Access Midstream Partners LP	282,230	15,931,883
DCP Midstream Partners, LP	205,405	10,023,764
MarkWest Energy Partners LP	290,200	18,529,270
Targa Resources Partners LP	121,100	6,501,859
Western Gas Equity Partners LP	127,850	5,494,993
Western Gas Partners LP	185,100	11,714,979
		68,196,748
United States Natural Gas Pipelines - 6.3%1
Energy Transfer Equity, L.P.	533,492	23,286,926
Enterprise Products Partners L.P.	799,195	53,633,976
Regency Energy Partners LP	270,400	7,098,000

			84,018,902

Total Master Limited Partnerships
(Cost $233,702,329)			307,806,785

Short-Term Investment - 3.7%1
United States Investment Company - 3.7%1
Fidelity Institutional Money Market Portfolio, 0.04%2
(Cost $49,676,910)		49,676,910	49,676,910

Total Investments - 102.2%1
(Cost $1,135,862,860)			1,358,087,618
Other Assets and Liabilities, Net - (2.2)%1			(28,915,096)
Total Net Assets - 100.0%1			$1,329,172,522

1	Calculated as a percentage of net assets.
2	Rate indicated is the current yield as of February 28, 2014.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2014:
	Level 1	Level 2	Level 3	Total
Common Stock	$1,000,603,923	$-	$-	$1,000,603,923
Master Limited Partnerships	307,806,785	-	-	307,806,785
Short-Term Investment	49,676,910	-	-	49,676,910
Total Investments	$1,358,087,618	$-	$-	$1,358,087,618

Transfers between levels are recognized at the beginning of the reporting period. During the period ended February 28, 2014, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments February 28, 2014 (Unaudited)

Tortoise North American Energy Independence Fund

Description		Shares	Fair Value
Common Stock - 98.1%1
United States Natural Gas Pipelines - 7.2%1
EQT Corp.		10,745	$1,099,106
Canada Oil & Gas Production - 4.1%1
Suncor Energy, Inc.		19,035	628,916
United States Oil & Gas Production - 86.8%1
Anadarko Petroleum Corp.		16,530	1,391,165
Antero Resources Corp.2		5,170	311,958
Apache Corp.		8,280	656,521
Cabot Oil & Gas Corp.		16,505	577,675
Carrizo Oil & Gas, Inc.2		6,415	319,082
Chesapeake Energy Corp.		19,000	492,290
Cimarex Energy Co.		4,215	487,718
Concho Resources, Inc.2		5,700	690,441
Continental Resources, Inc.2		5,715	683,057
Energen Corp.		4,870	391,743
EOG Resources, Inc.		7,920	1,500,207
Hess Corp.		1,870	149,656
Jones Energy, Inc.2		4,370	68,259
Laredo Petroleum Holdings, Inc.2		2,720	70,965
Marathon Oil Corp.		17,300	579,550
Newfield Exploration Co.2		11,230	316,574
Noble Energy, Inc.		15,495	1,065,436
Occidental Petroleum Corp.		10,285	992,708
Pioneer Natural Resources Co.		6,810	1,370,036
Range Resources Corp.		7,880	678,074
Rice Energy Inc.2		1,470	35,280
RSP Permian, Inc.2		3,505	97,439
Whiting Petroleum Corp.2		4,755	326,716
			13,252,550
Total Common Stock
(Cost $14,243,093)			14,980,572

Short-Term Investment - 1.4%1
United States Investment Company - 1.4%1
Fidelity Institutional Money Market Portfolio, 0.04%3
(Cost $215,951)		215,951	215,951

Total Investments - 99.5%1
(Cost $14,459,044)			15,196,523
Other Assets and Liabilities, Net - 0.5%1			77,584
Total Net Assets - 100.0%1			$15,274,107

1	Calculated as a percentage of net assets.
2	Non-income producing security.
3	Rate indicated is the current yield as of February 28, 2014.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2014:
	Level 1	Level 2	Level 3	Total
Common Stock	$14,980,572	$-	$-	$14,980,572
Short-Term Investment	215,951	-	-	215,951
Total Investments	$15,196,523	$-	$-	$15,196,523

Transfers between levels are recognized at the end of the reporting period. During the period ended February 28, 2014, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments February 28, 2014 (Unaudited)

Tortoise Select Opportunity Fund

Description		Shares	Fair Value
Common Stock - 98.0%1
The Netherlands Petrochemical - 7.2%1
LyondellBasell Industries N.V.		1,408	$124,017
United States Crude/Refined Products Pipelines - 2.1%1
Plains GP Holdings, LP		1,296	36,288
United States Local Distribution Pipelines - 3.9%1
NiSource Inc.		1,898	66,088
United States Natural Gas Pipelines - 18.1%1
EQT Corp.		796	81,423
ONEOK, Inc.		2,748	162,517
Spectra Energy Corp.		1,808	67,402
			311,342
United States Oil & Gas Production - 34.0%1
Anadarko Petroleum Corp.		900	75,744
Cimarex Energy Co.		532	61,558
EOG Resources, Inc.		444	84,102
Marathon Petroleum Corp.		1,154	96,936
Occidental Petroleum Corp.		842	81,270
Pioneer Natural Resources Co.		521	104,815
Range Resources Corp.		475	40,874
Whiting Petroleum Corp.2		562	38,615
			583,914
United States Oilfield Services - 4.0%1
Oil States International, Inc.2		371	35,215
US Silica Holdings Inc.		1,045	34,276
			69,491
United States Petrochemical - 4.7%1
Westlake Chemical Corp.		604	80,531
United States Power/Utility - 1.9%1
NRG Yield, Inc.		842	32,148
United States Refining - 22.1%1
Phillips 66		1,317	98,590
Tesoro Corp.		1,386	70,700
Valero Energy Corp.		3,463	166,155
Western Refining, Inc.		1,224	44,615
			380,060
Total Common Stock
(Cost $1,581,064)			1,683,879

Short-Term Investment - 0.1%1
United States Investment Company - 0.1%1
Invesco Liquid Assets Portfolio, 0.06% 3
(Cost $1,846)		1,846	1,846

Total Investments - 98.1%1
(Cost $1,582,910)			1,685,725
Other Assets and Liabilities, Net - 1.9%1			32,818
Total Net Assets - 100.0%1			$1,718,543

1	Calculated as a percentage of net assets.
2	Non-income producing security.
3	Rate indicated is the current yield as of February 28, 2014.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2014:
	Level 1	Level 2	Level 3	Total
Common Stock	$1,683,879	$-	$-	$1,683,879
Short-Term Investment	1,846	-	-	1,846
Total Investments	$1,685,725	$-	$-	$1,685,725

Transfers between levels are recognized at the beginning of the reporting period. During the period ended February 28, 2014, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows:

	Tortoise MLP & Pipeline Fund	Tortoise North American Energy Independence Fund	Tortoise Select Opportunity Fund
Cost of investments	$1,118,289,099	$14,459,044	$1,582,910
Gross unrealized appreciation	247,940,324	1,084,532	125,793
Gross unrealized depreciation	(8,141,805)	(347,053)	(22,978)
Net unrealized appreciation	$239,798,519	$737,479	$102,815

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date   April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                                             James R. Arnold, President

Date       April 28, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date   April 28, 2014